Leases - Cost Components (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease cost					$ 7,208	$ 7,537	$ 9,229
Variable lease cost					1,549	1,525	2,217
Operating lease cost					8,757	9,062	11,446
Short-term lease cost					89	12	88
Total lease cost, net	$ 2,000	$ 2,200	$ 4,200	$ 4,400	$ 8,846	$ 9,074	$ 11,534